Redeemable non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2018
Temporary Equity Disclosure [Abstract]
Changes in Redeemable Non-Controlling Interest

Changes in redeemable non-controlling interest for the period ended June 30, 2018 is as follows:

(In $ millions)	Asia Offshore Drilling Ltd
As at December 31, 2017	—
Reclassification from non-controlling interest	150
Fair value adjustment on initial recognition	(127)
Net income attributable to redeemable non-controlling interest in 2018	2

As at June 30, 2018	25